Distribution Date:	11/18/24	MSWF Commercial Mortgage Trust 2023-2
Determination Date:	11/12/24
Next Distribution Date:	12/17/24
Record Date:	10/31/24	Commercial Mortgage Pass-Through Certificates
Series 2023-2

Table of Contents				Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Wells Fargo Bank, National Association Commercial Mortgage
Exchangeable Certificate Detail	5		Servicing
Exchangeable Certificate Factor Detail	6		Attention: MSWF 2023-2 Asset Manager		commercial.servicing@wellsfargo.com
Additional Information	7		550 South Tryon Street, 23rd Floor, MAC D1086-23A | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	Argentic Services Company LP
Bond / Collateral Reconciliation - Balances	9		Andrew Hundertmark	(469) 609-2001	ahundertmark@argenticservices.com
			500 North Central Expressway, Suite 261 | Plano, TX 75074 | United States
Current Mortgage Loan and Property Stratification	10-14
		Trustee	Computershare Trust Company, N.A.
Mortgage Loan Detail (Part 1)	15-17
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Mortgage Loan Detail (Part 2)	18-20				trustadministrationgroup@computershare.com
Principal Prepayment Detail	21		9062 Old Annapolis Road | Columbia, MD 21045 | United States
		Certificate Administrator	Computershare Trust Company, N.A.
Historical Detail	22
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Delinquency Loan Detail	23				trustadministrationgroup@computershare.com
Collateral Stratification and Historical Detail	24		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	25	Operating Advisor & Asset	BellOak, LLC
		Representations Reviewer
Specially Serviced Loan Detail - Part 2	26		Attention: Reporting		Reporting@belloakadvisors.com
Modified Loan Detail	27		200 N. Pacific Coast Highway, Suite 1400 | El Segundo, CA 90245 | United States
Historical Liquidated Loan Detail	28
Historical Bond / Collateral Loss Reconciliation Detail	29
Interest Shortfall Detail - Collateral Level	30
Supplemental Notes	31

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	55361AAQ7	5.962000%	2,741,000.00	2,280,898.31	41,147.05	11,332.26	0.00	0.00	52,479.31	2,239,751.26	30.02%	30.00%
A-2	55361AAR5	6.890000%	69,432,000.00	69,432,000.00	0.00	398,655.40	0.00	0.00	398,655.40	69,432,000.00	30.02%	30.00%
A-SB	55361AAS3	6.231000%	6,496,000.00	6,496,000.00	0.00	33,730.48	0.00	0.00	33,730.48	6,496,000.00	30.02%	30.00%
A-5	55361AAU8	6.014000%	561,457,000.00	561,457,000.00	0.00	2,813,835.33	0.00	0.00	2,813,835.33	561,457,000.00	30.02%	30.00%
A-S	55361AAX2	6.491000%	121,167,000.00	121,167,000.00	0.00	655,412.50	0.00	0.00	655,412.50	121,167,000.00	16.76%	16.75%
B	55361AAY0	7.110083%	38,865,000.00	38,865,000.00	0.00	230,277.82	0.00	0.00	230,277.82	38,865,000.00	12.51%	12.50%
C	55361AAZ7	7.252083%	28,577,000.00	28,577,000.00	0.00	172,702.32	0.00	0.00	172,702.32	28,577,000.00	9.38%	9.38%
D	55361AAE4	4.000000%	14,860,000.00	14,860,000.00	0.00	49,533.33	0.00	0.00	49,533.33	14,860,000.00	7.75%	7.75%
E	55361AAG9	4.000000%	9,145,000.00	9,145,000.00	0.00	30,483.33	0.00	0.00	30,483.33	9,145,000.00	6.75%	6.75%
F	55361AAJ3	4.000000%	17,146,000.00	17,146,000.00	0.00	57,153.33	0.00	0.00	57,153.33	17,146,000.00	4.88%	4.88%
G-RR	55361AAL8	7.252083%	11,431,000.00	11,431,000.00	0.00	69,082.14	0.00	0.00	69,082.14	11,431,000.00	3.63%	3.63%
H-RR*	55361AAN4	7.252083%	33,149,874.00	33,149,874.00	0.00	200,338.04	0.00	0.00	200,338.04	33,149,874.00	0.00%	0.00%
V	55361ABA1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	55361ABC7	0.000000%	0.00	0.00	0.00	0.01	0.00	0.00	0.01	0.00	0.00%	0.00%
Regular SubTotal			914,466,874.00	914,006,772.31	41,147.05	4,722,536.29	0.00	0.00	4,763,683.34	913,965,625.26

X-A	55361AAV6	1.140980%	640,126,000.00	639,665,898.31	0.00	608,205.16	0.00	0.00	608,205.16	639,624,751.26
X-B	55361AAW4	0.518199%	188,609,000.00	188,609,000.00	0.00	81,447.51	0.00	0.00	81,447.51	188,609,000.00
X-D	55361AAA2	3.252083%	24,005,000.00	24,005,000.00	0.00	65,055.22	0.00	0.00	65,055.22	24,005,000.00
X-F	55361AAC8	3.252083%	17,146,000.00	17,146,000.00	0.00	46,466.85	0.00	0.00	46,466.85	17,146,000.00
Notional SubTotal			869,886,000.00	869,425,898.31	0.00	801,174.74	0.00	0.00	801,174.74	869,384,751.26

Deal Distribution Total					41,147.05	5,523,711.03	0.00	0.00	5,564,858.08

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	55361AAQ7	832.14093761	15.01169281	4.13435243	0.00000000	0.00000000	0.00000000	0.00000000	19.14604524	817.12924480
A-2	55361AAR5	1,000.00000000	0.00000000	5.74166667	0.00000000	0.00000000	0.00000000	0.00000000	5.74166667	1,000.00000000
A-SB	55361AAS3	1,000.00000000	0.00000000	5.19250000	0.00000000	0.00000000	0.00000000	0.00000000	5.19250000	1,000.00000000
A-5	55361AAU8	1,000.00000000	0.00000000	5.01166666	0.00000000	0.00000000	0.00000000	0.00000000	5.01166666	1,000.00000000
A-S	55361AAX2	1,000.00000000	0.00000000	5.40916669	0.00000000	0.00000000	0.00000000	0.00000000	5.40916669	1,000.00000000
B	55361AAY0	1,000.00000000	0.00000000	5.92506934	0.00000000	0.00000000	0.00000000	0.00000000	5.92506934	1,000.00000000
C	55361AAZ7	1,000.00000000	0.00000000	6.04340274	0.00000000	0.00000000	0.00000000	0.00000000	6.04340274	1,000.00000000
D	55361AAE4	1,000.00000000	0.00000000	3.33333311	0.00000000	0.00000000	0.00000000	0.00000000	3.33333311	1,000.00000000
E	55361AAG9	1,000.00000000	0.00000000	3.33333297	0.00000000	0.00000000	0.00000000	0.00000000	3.33333297	1,000.00000000
F	55361AAJ3	1,000.00000000	0.00000000	3.33333314	0.00000000	0.00000000	0.00000000	0.00000000	3.33333314	1,000.00000000
G-RR	55361AAL8	1,000.00000000	0.00000000	6.04340303	0.00000000	0.00000000	0.00000000	0.00000000	6.04340303	1,000.00000000
H-RR	55361AAN4	1,000.00000000	0.00000000	6.04340276	0.00000000	0.00000000	0.00000000	0.00000000	6.04340276	1,000.00000000
V	55361ABA1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	55361ABC7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	55361AAV6	999.28123262	0.00000000	0.95013350	0.00000000	0.00000000	0.00000000	0.00000000	0.95013350	999.21695301
X-B	55361AAW4	1,000.00000000	0.00000000	0.43183257	0.00000000	0.00000000	0.00000000	0.00000000	0.43183257	1,000.00000000
X-D	55361AAA2	1,000.00000000	0.00000000	2.71006957	0.00000000	0.00000000	0.00000000	0.00000000	2.71006957	1,000.00000000
X-F	55361AAC8	1,000.00000000	0.00000000	2.71006940	0.00000000	0.00000000	0.00000000	0.00000000	2.71006940	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	10/01/24 - 10/30/24	30	0.00	11,332.26	0.00	11,332.26	0.00	0.00	0.00	11,332.26	0.00
A-2	10/01/24 - 10/30/24	30	0.00	398,655.40	0.00	398,655.40	0.00	0.00	0.00	398,655.40	0.00
A-SB	10/01/24 - 10/30/24	30	0.00	33,730.48	0.00	33,730.48	0.00	0.00	0.00	33,730.48	0.00
A-5	10/01/24 - 10/30/24	30	0.00	2,813,835.33	0.00	2,813,835.33	0.00	0.00	0.00	2,813,835.33	0.00
X-A	10/01/24 - 10/30/24	30	0.00	608,205.16	0.00	608,205.16	0.00	0.00	0.00	608,205.16	0.00
X-B	10/01/24 - 10/30/24	30	0.00	81,447.51	0.00	81,447.51	0.00	0.00	0.00	81,447.51	0.00
A-S	10/01/24 - 10/30/24	30	0.00	655,412.50	0.00	655,412.50	0.00	0.00	0.00	655,412.50	0.00
B	10/01/24 - 10/30/24	30	0.00	230,277.82	0.00	230,277.82	0.00	0.00	0.00	230,277.82	0.00
C	10/01/24 - 10/30/24	30	0.00	172,702.32	0.00	172,702.32	0.00	0.00	0.00	172,702.32	0.00
X-D	10/01/24 - 10/30/24	30	0.00	65,055.22	0.00	65,055.22	0.00	0.00	0.00	65,055.22	0.00
X-F	10/01/24 - 10/30/24	30	0.00	46,466.85	0.00	46,466.85	0.00	0.00	0.00	46,466.85	0.00
D	10/01/24 - 10/30/24	30	0.00	49,533.33	0.00	49,533.33	0.00	0.00	0.00	49,533.33	0.00
E	10/01/24 - 10/30/24	30	0.00	30,483.33	0.00	30,483.33	0.00	0.00	0.00	30,483.33	0.00
F	10/01/24 - 10/30/24	30	0.00	57,153.33	0.00	57,153.33	0.00	0.00	0.00	57,153.33	0.00
G-RR	10/01/24 - 10/30/24	30	0.00	69,082.14	0.00	69,082.14	0.00	0.00	0.00	69,082.14	0.00
H-RR	10/01/24 - 10/30/24	30	0.00	200,338.04	0.00	200,338.04	0.00	0.00	0.00	200,338.04	0.00
Totals			0.00	5,523,711.02	0.00	5,523,711.02	0.00	0.00	0.00	5,523,711.02	0.00

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 31

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
A-5 (EC)	N/A	6.014000%	561,457,000.00	561,457,000.00	0.00	2,813,835.33	0.00	0.00	2,813,835.33	561,457,000.00
A-5-1	55361ADV3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5-2	55361ADW1	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5-X1	55361ADX9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5-X2	55361ADY7	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (EC)	N/A	6.491000%	121,167,000.00	121,167,000.00	0.00	655,412.50	0.00	0.00	655,412.50	121,167,000.00
A-S-1	55361ADZ4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-2	55361AEA8	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X1	55361AEB6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X2	55361AEC4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (EC)	N/A	7.110083%	38,865,000.00	38,865,000.00	0.00	230,277.82	0.00	0.00	230,277.82	38,865,000.00
B-1	55361AED2	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-2	55361AEE0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X1	55361AEF7	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X2	55361AEG5	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (EC)	N/A	7.252083%	28,577,000.00	28,577,000.00	0.00	172,702.32	0.00	0.00	172,702.32	28,577,000.00
C-1	55361AEH3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-2	55361AEJ9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X1	55361AEK6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X2	55361AEL4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			750,066,000.00	750,066,000.00	0.00	3,872,227.97	0.00	0.00	3,872,227.97	750,066,000.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 31

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-5-1	55361ADV3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5-2	55361ADW1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-1	55361ADZ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-2	55361AEA8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-1	55361AED2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-2	55361AEE0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-1	55361AEH3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-2	55361AEJ9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
A-5-X1	55361ADX9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5-X2	55361ADY7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X1	55361AEB6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X2	55361AEC4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X1	55361AEF7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X2	55361AEG5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X1	55361AEK6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X2	55361AEL4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 31

	Additional Information
Total Available Distribution Amount (1)	5,564,858.08
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	5,539,333.01	Master Servicing Fee	6,444.88
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	7,406.25
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	393.53
ARD Interest	0.00	Operating Advisor Fee	1,156.98
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	220.38
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	5,539,333.01	Total Fees	15,622.01

Principal		Expenses/Reimbursements
Scheduled Principal	41,147.05	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	41,147.05	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	5,523,711.03
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	41,147.05
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,564,858.08
Total Funds Collected	5,580,480.06	Total Funds Distributed	5,580,480.09

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	914,006,773.27	914,006,773.27	Beginning Certificate Balance	914,006,772.31
(-) Scheduled Principal Collections	41,147.05	41,147.05	(-) Principal Distributions	41,147.05
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	913,965,626.22	913,965,626.22	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	914,006,773.27	914,006,773.27	Ending Certificate Balance	913,965,625.26
Ending Actual Collateral Balance	913,965,626.22	913,965,626.22

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.96)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.96)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	7.25%
			UC / (OC) Interest	(0.01)
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 31

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
5,000,000 or less	11	39,461,049.69	4.32%	93	7.0546	1.524525	1.50 or less	22	254,647,805.68	27.86%	107	7.4638	1.289337
5,000,001 to 15,000,000	27	273,385,910.53	29.91%	104	7.3535	1.832266	1.51 to 2.00	23	420,535,059.50	46.01%	96	7.2081	1.713284
15,000,001 to 30,000,000	14	359,868,666.00	39.37%	99	7.1936	1.919926	2.01 or more	12	238,782,761.04	26.13%	106	6.2843	3.201257
30,000,001 to 50,000,000	3	125,000,000.00	13.68%	107	7.1360	1.973304	Totals	57	913,965,626.22	100.00%	102	7.0380	1.983912
50,000,001 to 70,000,000	2	116,250,000.00	12.72%	103	5.7033	2.705965
70,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	57	913,965,626.22	100.00%	102	7.0380	1.983912
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 31

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Arizona	1	7,500,000.00	0.82%	107	6.6800	2.365500
							Industrial	4	37,782,000.00	4.13%	108	7.5736	1.998673
California	7	105,328,292.34	11.52%	100	6.0236	2.843676
							Lodging	7	104,701,049.16	11.46%	72	8.2946	1.650952
Colorado	1	15,000,000.00	1.64%	109	7.4770	1.483700
							Mixed Use	4	98,703,584.11	10.80%	102	6.3320	1.689887
Connecticut	1	2,000,000.00	0.22%	46	7.7950	1.760000
							Multi-Family	11	114,533,275.03	12.53%	107	7.2233	1.378434
Florida	3	52,745,343.81	5.77%	108	7.7329	1.205206
							Office	4	51,328,292.34	5.62%	97	6.8906	1.578570
Georgia	2	34,400,000.00	3.76%	106	7.1676	1.493198
							Other	3	104,000,000.00	11.38%	107	6.0226	3.721723
Illinois	1	11,500,000.00	1.26%	106	6.9700	1.907800
							Retail	24	402,917,425.58	44.08%	106	7.0624	1.916270
Iowa	1	7,732,000.00	0.85%	108	6.7000	4.223500
							Totals	57	913,965,626.22	100.00%	102	7.0380	1.983912
Maine	1	15,000,000.00	1.64%	109	7.0200	1.463600
Maryland	5	106,778,964.93	11.68%	108	7.7407	1.899423
Massachusetts	2	61,250,000.00	6.70%	99	5.5095	1.528398
Michigan	3	43,040,513.99	4.71%	107	7.6206	1.841752
Mississippi	1	5,477,500.00	0.60%	109	8.0050	1.370000
Nevada	1	21,792,000.00	2.38%	103	6.4800	1.531600
New York	2	90,000,000.00	9.85%	107	5.8850	3.853933
North Carolina	3	35,950,000.00	3.93%	108	8.1541	1.295813
North Dakota	1	24,800,000.00	2.71%	109	7.7960	1.510000
Ohio	1	30,000,000.00	3.28%	104	7.0240	1.662600
Oregon	1	5,050,761.04	0.55%	107	6.9920	2.093300
Pennsylvania	6	76,516,666.00	8.37%	59	8.4274	1.498650
South Carolina	2	18,500,000.00	2.02%	106	7.3320	2.007168
Texas	9	83,603,584.11	9.15%	106	7.2503	1.406418
Various	2	60,000,000.00	6.56%	106	6.7104	1.690000
Totals	57	913,965,626.22	100.00%	102	7.0380	1.983912

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	6.0000 or less	8	226,250,000.00	24.75%	104	5.7320	2.984090	12 months or less	24	378,820,549.16	41.45%	98	7.8839	1.639654
	6.0001 to 6.5000	2	51,792,000.00	5.67%	105	6.4602	1.785539	13 months to 24 months	33	535,145,077.06	58.55%	104	6.4392	2.227607
	6.5001 to 7.0000	14	145,755,151.48	15.95%	103	6.8802	1.848126	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	7.0001 or 7.5000	12	147,929,925.58	16.19%	107	7.2249	1.557637	Totals	57	913,965,626.22	100.00%	102	7.0380	1.983912
	7.5001 to 8.0000	13	234,835,343.81	25.69%	108	7.7448	1.650487
	8.0001 to 8.2500	3	22,886,539.35	2.50%	108	8.0721	1.460268
	8.2501 or greater	5	84,516,666.00	9.25%	64	8.5892	1.476545
	Totals	57	913,965,626.22	100.00%	102	7.0380	1.983912
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	5	68,666,666.00	7.51%	47	8.5342	1.547621	Interest Only	49	850,378,166.00	93.04%	101	7.0212	2.014954
	61 months or greater	52	845,298,960.22	92.49%	106	6.9164	2.019354	359 months or less	8	63,587,460.22	6.96%	106	7.2623	1.568788
	Totals	57	913,965,626.22	100.00%	102	7.0380	1.983912	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	57	913,965,626.22	100.00%	102	7.0380	1.983912
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		20	300,884,255.04	32.92%	94	7.2355	2.062190			No outstanding loans in this group
	12 months or less	37	613,081,371.18	67.08%	105	6.9411	1.945496
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	57	913,965,626.22	100.00%	102	7.0380	1.983912
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 31

						Mortgage Loan Detail (Part 1)

		Prop			Interest						Original	Adjusted	Beginning	Ending	Paid
		Type			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	221007688	98	New York	NY	Actual/360	5.885%	304,058.33	0.00	0.00	N/A	10/01/33	--	60,000,000.00	60,000,000.00	11/01/24
1A	453121125	98	New York	NY	Actual/360	5.885%	152,029.17	0.00	0.00	N/A	10/01/33	--	30,000,000.00	30,000,000.00	11/01/24
2	310965392	RT	Hanover	MD	Actual/360	7.701%	331,570.83	0.00	0.00	N/A	11/01/33	--	50,000,000.00	50,000,000.00	11/01/24
2A	310965917	RT	Hanover	MD	Actual/360	7.701%	198,942.50	0.00	0.00	N/A	11/01/33	--	30,000,000.00	30,000,000.00	11/01/24
2B	310965919	RT	Hanover	MD	Actual/360	7.701%	66,314.17	0.00	0.00	N/A	11/01/33	--	10,000,000.00	10,000,000.00	11/01/24
3	327790003	RT	San Diego	CA	Actual/360	5.730%	172,695.83	0.00	0.00	N/A	06/01/33	--	35,000,000.00	35,000,000.00	11/01/24
3A	327790103	RT	San Diego	CA	Actual/360	5.730%	49,341.67	0.00	0.00	N/A	06/01/33	--	10,000,000.00	10,000,000.00	11/01/24
3B	327790203	RT	San Diego	CA	Actual/360	5.730%	98,683.33	0.00	0.00	N/A	06/01/33	--	20,000,000.00	20,000,000.00	11/01/24
3C	327790303	RT	San Diego	CA	Actual/360	5.730%	49,341.67	0.00	0.00	N/A	06/01/33	--	10,000,000.00	10,000,000.00	11/01/24
4	310965272	LO	Philadelphia	PA	Actual/360	8.705%	149,919.44	0.00	0.00	N/A	11/06/28	--	20,000,000.00	20,000,000.00	11/06/24
4A	310966002	LO	Philadelphia	PA	Actual/360	8.705%	112,439.58	0.00	0.00	N/A	11/06/28	--	15,000,000.00	15,000,000.00	11/06/24
4B	310966004	LO	Philadelphia	PA	Actual/360	8.705%	199,892.59	0.00	0.00	N/A	11/06/28	--	26,666,666.00	26,666,666.00	11/06/24
5	300802344	MU	Cambridge	MA	Actual/360	5.510%	266,866.41	0.00	0.00	02/10/33	02/10/38	--	56,250,000.00	56,250,000.00	11/10/24
5A	300802350	MU	Cambridge	MA	Actual/360	5.510%	23,721.46	0.00	0.00	02/10/33	02/10/38	--	5,000,000.00	5,000,000.00	11/10/24
6	301741651	MF	Houston	TX	Actual/360	7.264%	119,535.17	0.00	0.00	N/A	10/06/33	--	19,110,000.00	19,110,000.00	10/06/24
6A	883101305	MF	Houston	TX	Actual/360	7.264%	51,229.36	0.00	0.00	N/A	10/06/33	--	8,190,000.00	8,190,000.00	10/06/24
7	301741656	MF	Houston	TX	Actual/360	7.532%	57,659.55	0.00	0.00	N/A	11/06/33	--	8,890,000.00	8,890,000.00	11/06/24
7B	883101308	MF	Houston	TX	Actual/360	7.532%	24,711.24	0.00	0.00	N/A	11/06/33	--	3,810,000.00	3,810,000.00	11/06/24
8	695101531	RT	West Palm Beach	FL	Actual/360	7.660%	263,844.44	0.00	0.00	N/A	11/06/33	--	40,000,000.00	40,000,000.00	10/06/24
9	327790009	RT	Various	VAR	Actual/360	6.446%	166,515.21	0.00	0.00	N/A	09/06/33	--	30,000,000.00	30,000,000.00	11/06/24
10	327790010	RT	Various	VAR	Actual/360	6.975%	180,187.50	0.00	0.00	N/A	08/06/33	--	30,000,000.00	30,000,000.00	11/06/24
11	327790011	MU	Ann Arbor	MI	Actual/360	7.920%	204,600.00	0.00	0.00	N/A	12/06/33	--	30,000,000.00	30,000,000.00	11/06/24
12	301741641	OF	West Chester	OH	Actual/360	7.024%	181,453.33	0.00	0.00	N/A	07/06/33	--	30,000,000.00	30,000,000.00	11/06/24
13	310959447	RT	Duluth	GA	Actual/360	6.968%	152,405.64	0.00	0.00	N/A	09/11/33	--	25,400,000.00	25,400,000.00	11/11/24
14	327790014	MF	Various	ND	Actual/360	7.796%	166,487.91	0.00	0.00	N/A	12/06/33	--	24,800,000.00	24,800,000.00	11/06/24
15	301741648	RT	Rockwall	TX	Actual/360	7.196%	136,943.88	0.00	0.00	N/A	09/06/33	--	22,100,000.00	22,100,000.00	11/06/24
16	231008263	MF	Reno	NV	Actual/360	6.480%	121,599.36	0.00	0.00	N/A	06/01/33	--	21,792,000.00	21,792,000.00	11/01/24
17	310962114	IN	Various	CO	Actual/360	7.477%	96,577.92	0.00	0.00	N/A	12/11/33	--	15,000,000.00	15,000,000.00	11/11/24

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 31

						Mortgage Loan Detail (Part 1)

		Prop			Interest						Original	Adjusted	Beginning	Ending	Paid
		Type			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
18	221007456	RT	Bangor	ME	Actual/360	7.020%	90,675.00	0.00	0.00	N/A	12/01/33	--	15,000,000.00	15,000,000.00	11/01/24
19	310965279	LO	Upper Marlboro	MD	Actual/360	8.063%	101,412.44	7,097.25	0.00	N/A	11/11/33	--	14,606,136.60	14,599,039.35	11/11/24
20	310964912	98	Thousand Palms	CA	Actual/360	6.907%	83,267.72	0.00	0.00	N/A	10/11/33	--	14,000,000.00	14,000,000.00	11/11/24
21	695101535	RT	Burlington	NC	Actual/360	7.940%	89,567.61	0.00	0.00	N/A	11/06/33	--	13,100,000.00	13,100,000.00	11/06/24
22	301741660	IN	Louisburg	NC	Actual/360	8.255%	83,524.55	0.00	0.00	N/A	11/06/33	--	11,750,000.00	11,750,000.00	11/06/24
23	231009335	RT	Champaign	IL	Actual/360	6.970%	69,022.36	0.00	0.00	N/A	09/01/33	--	11,500,000.00	11,500,000.00	11/01/24
24	310963650	OF	Los Angeles	CA	Actual/360	6.567%	64,111.91	9,083.37	0.00	N/A	05/11/33	--	11,337,375.71	11,328,292.34	11/11/24
25	695101534	RT	Wilmington	NC	Actual/360	8.300%	79,334.17	0.00	0.00	N/A	11/06/33	--	11,100,000.00	11,100,000.00	11/06/24
26	327790026	LO	Tampa	FL	Actual/360	7.880%	67,451.37	5,090.28	0.00	N/A	12/06/33	--	9,940,434.09	9,935,343.81	11/06/24
27	410964365	MF	Lansing	MI	Actual/360	6.939%	59,073.93	7,047.15	0.00	N/A	07/11/33	--	9,886,437.03	9,879,389.88	11/11/24
28	310962958	LO	Summerville	SC	Actual/360	7.332%	59,979.83	0.00	0.00	N/A	09/11/33	--	9,500,000.00	9,500,000.00	11/11/24
29	310962962	LO	Summerville	SC	Actual/360	7.332%	56,823.00	0.00	0.00	N/A	09/11/33	--	9,000,000.00	9,000,000.00	11/11/24
30	410963850	RT	McDonough	GA	Actual/360	7.731%	59,915.25	0.00	0.00	N/A	10/11/33	--	9,000,000.00	9,000,000.00	11/11/24
31	301741649	RT	Round Rock	TX	Actual/360	7.350%	50,633.33	0.00	0.00	N/A	09/06/33	--	8,000,000.00	8,000,000.00	11/06/24
32	231010341	IN	Des Moines	IA	Actual/360	6.700%	44,609.34	0.00	0.00	N/A	11/01/33	--	7,732,000.00	7,732,000.00	11/01/24
33	327790033	MU	Conroe	TX	Actual/360	6.700%	43,035.83	5,682.66	0.00	N/A	07/06/33	--	7,459,266.77	7,453,584.11	11/06/24
34	231010305	RT	Nogales	AZ	Actual/360	6.680%	43,141.67	0.00	0.00	N/A	10/01/33	--	7,500,000.00	7,500,000.00	11/01/24
35	301741661	RT	Natchez	MS	Actual/360	8.005%	37,757.47	0.00	0.00	N/A	12/06/33	--	5,477,500.00	5,477,500.00	11/06/24
36	231008322	MF	Easton	PA	Actual/360	7.460%	34,689.00	0.00	0.00	N/A	11/01/33	--	5,400,000.00	5,400,000.00	11/01/24
37	410964524	MF	Beaverton	OR	Actual/360	6.992%	30,430.98	3,472.05	0.00	N/A	10/11/33	--	5,054,233.09	5,050,761.04	11/11/24
38	301741639	OF	Los Angeles	CA	Actual/360	6.723%	28,948.40	0.00	0.00	N/A	01/06/28	--	5,000,000.00	5,000,000.00	11/06/24
39	301741638	OF	Feasterville Trevose	PA	Actual/360	6.990%	30,095.83	0.00	0.00	N/A	04/06/33	--	5,000,000.00	5,000,000.00	11/06/24
40	231008321	MF	Easton	PA	Actual/360	7.370%	28,241.43	0.00	0.00	N/A	11/01/33	--	4,450,000.00	4,450,000.00	11/01/24
41	410965409	IN	Various	TX	Actual/360	7.633%	21,690.44	0.00	0.00	N/A	11/11/33	--	3,300,000.00	3,300,000.00	11/11/24
42	410964360	MF	Lansing	MI	Actual/360	6.909%	18,820.37	2,274.10	0.00	N/A	07/11/33	--	3,163,398.21	3,161,124.11	11/11/24
43	231009177	RT	Orlando	FL	Actual/360	8.250%	19,962.71	0.00	0.00	N/A	11/01/33	--	2,810,000.00	2,810,000.00	11/01/24
44	410964559	RT	Mansfield	TX	Actual/360	6.992%	16,557.44	0.00	0.00	N/A	08/11/33	--	2,750,000.00	2,750,000.00	11/11/24
45	410964846	RT	Rosedale	MD	Actual/360	7.223%	13,567.42	1,400.19	0.00	N/A	10/11/33	--	2,181,325.77	2,179,925.58	11/11/24

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 31

Mortgage Loan Detail (Part 1)

		Prop			Interest					Original	Adjusted	Beginning	Ending	Paid
		Type			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated	Maturity	Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date	Date	Date	Balance	Balance	Date
46	310966398	RT	West Hartford	CT	Actual/360	7.795%	13,424.72	0.00	0.00 N/A	09/06/28	--	2,000,000.00	2,000,000.00	11/06/24
Totals							5,539,333.01	41,147.05	0.00			914,006,773.27	913,965,626.22
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.														Page 17 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	0.00	33,494,159.59	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	0.00	28,786,300.50	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	82,879,100.00	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	46,768,274.33	22,638,034.12	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	4,896,305.57	07/01/23	06/30/24	--	0.00	0.00	119,452.89	119,452.89	0.00	0.00
6A	0.00	0.00	--	--	--	0.00	0.00	51,194.10	51,194.10	0.00	0.00
7	0.00	1,194,045.60	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	1,595,328.22	01/01/24	06/30/24	--	0.00	0.00	263,672.22	263,672.22	0.00	0.00
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	2,634,554.53	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	3,532,942.53	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	2,161,598.77	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	1,335,600.46	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	1,115,835.36	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	929,449.37	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
18	0.00	917,798.68	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	1,418,258.94	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	1,026,955.93	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	727,742.07	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	1,243,488.77	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	663,633.57	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	947,904.98	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	444,556.26	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	541,782.69	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	1,612,793.04	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	1,505,748.35	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	721,276.14	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	622,812.76	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	1,225,555.85	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	694,461.12	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	1,020,709.50	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	451,797.25	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	435,833.06	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
38	6,035,823.31	3,306,880.31	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
39	2,834,750.65	1,904,218.85	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	341,011.18	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	189,297.61	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	300,233.64	180,047.54	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	321,514.75	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	55,939,081.93	209,659,333.82				0.00	0.00	434,319.21	434,319.21	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 31

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 21 of 31

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.037989%	7.018140%	102
10/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.037994%	7.018145%	103
09/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.038002%	7.018154%	104
08/16/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.038007%	7.018158%	105
07/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.038012%	7.018163%	106
06/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.038020%	7.018171%	107
05/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.038025%	7.018176%	108
04/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.038033%	7.018184%	109
03/15/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.038038%	7.018188%	110
02/16/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.038050%	7.018200%	111
01/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.038054%	7.018204%	112
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 22 of 31

Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
6	301741651	10/06/24	0	B	119,452.89	119,452.89	0.00		19,110,000.00
6A	883101305	10/06/24	0	B	51,194.10	51,194.10	0.00		8,190,000.00
8	695101531	10/06/24	0	B	263,672.22	263,672.22	0.00		40,000,000.00
Totals					434,319.21	434,319.21	0.00		67,300,000.00
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.														Page 23 of 31

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		68,666,666	68,666,666	0		0
49 - 60 Months		0	0	0		0
> 60 Months		845,298,960	845,298,960	0		0
							0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-24	913,965,626	913,965,626	0	0	0	0
Oct-24	914,006,773	914,006,773	0	0	0	0
Sep-24	914,060,435	914,060,435	0	0	0	0
Aug-24	914,101,000	914,101,000	0	0	0	0
Jul-24	914,141,317	914,141,317	0	0	0	0
Jun-24	914,194,181	914,194,181	0	0	0	0
May-24	914,233,926	914,233,926	0	0	0	0
Apr-24	914,286,240	914,286,240	0	0	0	0
Mar-24	914,325,421	914,325,421	0	0	0	0
Feb-24	914,390,025	914,390,025	0	0	0	0
Jan-24	914,428,568	914,428,568	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 24 of 31

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 31

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 26 of 31

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.								Page 27 of 31

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 28 of 31

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 29 of 31

Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

© 2021 Computershare. All rights reserved. Confidential.												Page 30 of 31

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 31 of 31